Events after Reporting Period	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Events after Reporting Period
4 2 .	Events After Reporting Period
The Group has issued the following bonds since the end of the reporting period.

Type	Issuance date	Face value (in millions of Korean won)		Interest rate	Redemption date
The 198-1st Public bond	Jan. 12, 2023	￦	70,000	3.847%	Jan. 10, 2025
The 198-2nd Public bond	Jan. 12, 2023		150,000	3.869%	Jan. 12, 2026
The 198-3rd Public bond	Jan. 12, 2023		80,000	3.971%	Jan. 12, 2028
The Group decided to acquire treasury stocks equivalent to
￦
300,000 million, in accordance with the resolution of the Board of Directors on February 9, 2023, to enhance shareholder value. Treasury stocks amounting to
￦
100,000 million of th
e acquired
treasury stocks will be retired in August 2023.